Intangible Assets - Change in Carrying Value of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 65,421
Amortization	23,646	$ 11,550	$ 13,722
Ending balance	179,220	65,421
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	362,631	355,323
Additions	10,149	12,246
On acquisitions	130,296	682
Translation adjustments	(14,945)	(5,620)
Ending balance	488,131	362,631	355,323
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	297,210	290,182
Amortization	23,646	11,550
Translation adjustments	(11,945)	(4,522)
Ending balance	308,911	297,210	290,182
Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	393
Ending balance	39,536	393
Customer contracts [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	156,163	158,014
On acquisitions	46,050	536
Translation adjustments	(5,874)	(2,387)
Ending balance	196,339	156,163	158,014
Customer contracts [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	155,770	158,014
Amortization	6,505	133
Translation adjustments	(5,472)	(2,377)
Ending balance	156,803	155,770	158,014
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,222
Ending balance	107,368	41,222
Customer relationships [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	121,052	121,622
On acquisitions	75,465
Translation adjustments	(2,634)	(570)
Ending balance	193,883	121,052	121,622
Customer relationships [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	79,830	76,739
Amortization	7,826	3,645
Translation adjustments	(1,141)	(554)
Ending balance	86,515	79,830	76,739
Intellectual property rights [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,312	4,511
Translation adjustments	(248)	(199)
Ending balance	4,064	4,312	4,511
Intellectual property rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,312	4,511
Translation adjustments	(248)	(199)
Ending balance	4,064	4,312	4,511
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	9
Trade names [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	638	641
On acquisitions	8
Translation adjustments	(6)	(3)
Ending balance	640	638	641
Trade names [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	638	641
Translation adjustments	(7)	(3)
Ending balance	631	638	641
Technology [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,982
Ending balance	1,216	1,982
Technology [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,947	5,987
Translation adjustments	(85)	(40)
Ending balance	5,862	5,947	5,987
Technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,965	3,230
Amortization	754	766
Translation adjustments	(73)	(31)
Ending balance	4,646	3,965	3,230
Leasehold benefits [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Leasehold benefits [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,835	1,835
Ending balance	1,835	1,835	1,835
Covenant not-to-compete [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	5,706
Covenant not-to-compete [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,065	9,161
On acquisitions	7,262
Translation adjustments	(368)	(96)
Ending balance	15,959	9,065	9,161
Covenant not-to-compete [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,065	9,161
Amortization	1,600	0
Translation adjustments	(412)	(96)
Ending balance	10,253	9,065	9,161
Service mark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400
Ending balance	400	400
Service mark [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	400	400
Ending balance	400	400	400
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,424
Ending balance	24,985	21,424
Software [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	63,219	53,152
Additions	10,149	12,246
On acquisitions	1,511	146
Translation adjustments	(5,730)	(2,325)
Ending balance	69,149	63,219	53,152
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,795	36,051
Amortization	6,961	7,006
Translation adjustments	(4,592)	(1,262)
Ending balance	$ 44,164	$ 41,795	$ 36,051